Description of Organization and Business Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Business Combination [Line Items]
Description of Organization and Business Operations

Note 1. Description of Organization and Business Operations

Liminatus Pharma, Inc. (the “Company”), a Delaware corporation, is a pre-clinical stage biopharmaceutical company developing novel, immune-modulating cancer therapies. The Company’s candidate IBA101, is a humanized anti CD47 monoclonal antibody. The next generation CD47 checkpoint inhibitor’s initial indication is expected to be patients with advanced solid cancers including non-small cell lung cancer.

The Company is subject to the uncertainty of whether the Company’s intellectual property will develop into successful commercial products.

Business Combination

On November 30, 2022, Iris Acquisition Corp, a Delaware corporation (“Iris”), the Company, Liminatus Pharma, LLC, a Delaware limited liability company (“Liminatus”), Liminatus Pharma Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of the Company (“Liminatus Merger Sub”), and SPAC Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of the Company (“SPAC Merger Sub”), entered into a business combination agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”).

On March 4, 2025, Iris held a special meeting of stockholders. At the special meeting, Iris’s stockholders voted to approve the Business Combination and adopt the Business Combination Agreement, among other items. In connection with the special meeting, stockholders holding 59,844 Iris Class A Shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $11.74 per share, subject to adjustment for taxes payable from the trust account, for an aggregate redemption amount of $702,359. The redemptions were settled on April 30, 2025 upon the consummation of the Business Combination.

On April 30, 2025 (the “Closing Date”), the Company consummated the business combination contemplated by the Business Combination Agreement, pursuant to which (a) Liminatus Merger Sub merged with and into Liminatus (the “Liminatus Merger”), with Liminatus surviving the Liminatus Merger as a direct wholly-owned subsidiary of the Company, and (b) simultaneously with the Liminatus Merger, SPAC Merger Sub merged with and into Iris (the “SPAC Merger” and, together with the Liminatus Merger, the “Mergers”), with Iris surviving the SPAC Merger as a direct wholly-owned subsidiary of the Company (the transactions contemplated by the foregoing clauses (a) and (b) the “Business Combination”), and in connection therewith the Company changed its name from “Iris Parent Holding Corp.” to “Liminatus Pharma, Inc.”

Pursuant to the Business Combination Agreement, among other matters, at the effective time of the Business Combination (the “Effective Time”), (i) every issued and outstanding security issued by Iris during its initial public offering (each, an “Iris Unit”) was automatically separated and broken out into its constituent parts and the holder thereof was deemed to hold one share of Iris Class A common stock, par value $0.0001 per share (the “Iris Class A Shares”) and one-fourth of one redeemable warrant that was included as part of each Iris Unit (the “Public Warrants”), and such underlying constituent securities of Iris were converted in accordance with the applicable terms of the Business Combination Agreement, (ii) at the Effective Time, each issued and outstanding Iris Class A Share was converted automatically into and thereafter represent the right to receive one share of common stock, par value $0.0001 per share (“Common Stock”), of the Company, following which all Iris Class A Shares ceased to be outstanding and were automatically canceled and ceased to exist, (iii) at the Effective Time, each issued and outstanding Public Warrant immediately and automatically represented the right to purchase shares of Common Stock on the same terms and conditions as are set forth in the applicable warrant agreement, (iv) at the Effective Time, each issued and outstanding non-redeemable warrant of Iris that was issued by Iris in a private placement at the time of the consummation of its initial public offering, entitling the holder thereof to purchase one Iris Class A Share at $11.50 per share, except those issued to Cantor Fitzgerald & Co. (“Cantor”), were forfeited, and (v) the private placement warrants issued to Cantor immediately and automatically represented the right to purchase shares of Common Stock.

Upon the consummation of the Business Combination, the Company’s certificate of incorporation was amended and restated to, among other things, set the total number of authorized shares of capital to 501,000,000 shares, of which 500,000,000 were designated as common stock, $0.0001 par value per share, and 1,000,000 shares were designated as preferred stock, $0.0001 par value per share.

At the Closing Date, 7,014,633 shares of Iris Class A Shares automatically converted into shares of the Company’s common stock, on a one-for-one basis. Of the total 7,014,633 newly converted shares, 6,900,000 were issued to Iris Acquisition Holdings, LLC, the sponsor of Iris, and 114,633 were issued to Iris’ public stockholders in a noncash transaction.

At the Closing Date, the Company issued an aggregate of 1,500,000 shares of the Company’s common stock in a private placement (the “PIPE Shares”) for the total consideration of $15,000,000 (the “PIPE Financing”). The PIPE Financing consisted of a cash and non-cash component. Under the cash component, the Company received gross proceeds of $10,556,500, of which $7,129,500 came directly from the PIPE investor and $3,427,000 were funded indirectly by the PIPE investor, through promissory notes between Prophase Sciences, LLC, a related party of the Company, and Liminatus. At the Closing Date, the $3,427,000 in related party debts between Prophase Sciences, LLC and Liminatus was ultimately converted into shares as part of the PIPE Financing. As part of the PIPE Financing, the gross proceeds satisfied principal and accrued interest totaling $3,316,756, which was ultimately converted into shares as part of the PIPE Financing. The non-cash component of the PIPE Financing included the conversion of $4,443,500 in amounts borrowed from a consortium of related parties. The $4,443,500 borrowed from the related parties were used to fund an unsecured promissory note between Liminatus and Iris. At the Closing Date, the unsecured promissory note was settled and the $4,443,500 in related party debts were ultimately converted into shares of the Company in a noncash transaction.

At the Closing Date, 112,222,220 Liminatus’ member units converted into 17,500,000 shares of the Company’s common stock. Of the 17,500,000 shares of common stock, 4,000,000 were issued to Feelux Co, Ltd. as part of an agreement between the Company, Feelux Co, Ltd. and Car-Tcellkor, Inc. As part of the agreement, the outstanding principal and accrued interest on the Feelux and Car-Tcellkor bonds, totaling $11,481,146, and 9,999,999 member units of Liminatus were converted into 4,000,000 shares of the Company’s common stock. The remaining Liminatus member units were converted based on a conversion ratio of 0.1559 shares per member unit.

Upon consummation of the Business Combination, the Company assumed a total of $10,694,604 in liabilities from Iris. The Company incurred $1,518,381 in transaction costs associated with the closing of the Business Combination. The Company converted a total of $14,797,901 of related party debt and accrued interest, $3,316,756 from the PIPE investor and $11,481,146 from Feelux and Car-Tcellkor (as described above) into common stock. Additionally, a total of $169,201 in accrued interest on related party debts that were converted, as discussed above, was eliminated upon consummation of the Business Combination.

In addition, at the Closing Date, the Company settled Iris’ liabilities for $7,000,000 of the deferred underwriting fees incurred prior to the Closing Date for 700,000 shares of common stock to the underwriters in Iris’s initial public offering. At the Closing Date, the shares were not issued to the underwriter and the Company recorded as a liability with a fair value of $7,049,000. On July 1, 2025, the Company issued the shares to the underwriters, which on July 1, 2025 had a fair value of $7,245,000.

Liminatus was deemed the accounting acquirer in the Business Combination based on an analysis of the criteria outlined in Accounting Standards Codification (“ASC”) 805, Business Combinations (“ASC 805”). The determination was primarily based on Liminatus’ members prior to the Business Combination having a majority of the voting interests in the combined company, Liminatus’ ability to exert control over the majority of the board of directors of the combined company, Liminatus’ ability to maintain control of the board of directors on a go-forward basis, Liminatus’ senior management comprising the senior management of the combined company, and Liminatus’ operations prior to the Business Combination comprise the ongoing operations of the combined company. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Liminatus’ issuing stock for the net assets of Iris, accompanied by a recapitalization. The net assets of Iris were stated at fair value, with no goodwill or other intangible assets recorded.

Upon the consummation of the Business Combination, the Iris Class A Shares, Iris Units and Public Warrants ceased trading on the OTC Pink Marketplace, and the Common Stock and Public Warrants began trading on The Nasdaq Stock Market (“Nasdaq”) under the trading symbols “LIMN” and “LIMNW,” respectively, on May 1, 2025.

Notices from Nasdaq

On August 22, 2025, the Company received a notice from the Nasdaq Listing Qualifications Department indicating that the Company was no longer in compliance with Nasdaq Listing Rule 5250(c)(1) due to the delay in filing its Quarterly Report on Form 10-Q for the period ended June 30, 2025. The deficiency letter had no immediate effect on the listing of the Company’s common stock, and its common stock continued to trade on Nasdaq under the symbol “LIMN”. Under the Nasdaq rules, the Company had 60 calendar days, or until October 21, 2025, to submit a plan to regain compliance and if the plan was accepted, Nasdaq can grant an exception of up to 180 calendar days from the filing’s due date, or until February 16, 2026, to regain compliance. If the compliance plan was not accepted, the Company had the opportunity to appeal that decision to a Nasdaq Hearings Panel. On October 6, 2025, the Company filed its Form 10-Q for the period ended June 30, 2025 and the matter was closed.

Liquidity and Capital Resources

The Company is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about its ability to continue as a going concern for one year after the date that the condensed consolidated financial statements are issued. Through September 30, 2025, the Company has funded its operations mainly through equity and debt financings, including the proceeds from the Mergers and the PIPE Financing.

As of September 30, 2025, the Company had $724,502 of cash in its bank accounts. As of September 30, 2025 and December 31, 2024, there was $1,442,500 and $19,973,000, respectively, of related party debts, which are included in Short-term debt, related parties in the accompanying unaudited condensed consolidated balance sheets.

The Company has an accumulated deficit of $30,702,806 as of September 30, 2025. The Company had a loss from operations and net loss of $(2,083,601) and $(2,037,590), respectively, for the nine months ended September 30, 2025. The Company had a loss from operations and net loss of $(701,170) and $(1,823,351), respectively, for the three months ended September 30, 2025.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standards Board (“FASB”) ASC 205-40, Presentation of Financial Statements—Going Concern, management has concluded that there is substantial doubt about its ability to continue as a going concern for one year after the date that the accompanying unaudited condensed consolidated financial statements are issued. The Company’s unaudited condensed consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Management’s plans relating to the above include raising additional cash through equity and debt financings or other arrangements to fund operations. There can be no assurance that the Company will be able to raise adequate capital under acceptable terms, if at all. The sale of additional equity may dilute existing members and newly issued equity securities may contain senior rights and preferences compared to currently outstanding common stock. Issued debt securities may contain covenants and limit the Company’s ability to pay dividends or make other distributions to stockholders. If the Company is unable to obtain such additional financing, future operations would need to be reevaluated.

Iris Parent Holding Corp
Business Combination [Line Items]
Description of Organization and Business Operations

Note 1. Description of Organization and Business Operations

Iris Parent Holding Corp. (the “Company”) was incorporated in the State of Delaware on November 23, 2022. The purpose of the Company is to facilitate a business combination, as further described below.

Wholly-owned subsidiaries

The Company has two wholly-owned subsidiaries, Liminatus Pharma Merger Sub, Inc., a Delaware corporation (“Liminatus Merger Sub”), and SPAC Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of the Company (“SPAC Merger Sub”). The purpose of these two wholly-owned subsidiaries is to facilitate a business combination.

Business Combination

On November 30, 2022, Iris Acquisition Corporation, a Delaware corporation (“Iris”), the Company, Liminatus Pharma, LLC, a Delaware limited liability company (“Liminatus”), Liminatus Merger Sub and SPAC Merger Sub entered into a business combination agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”) whereby (a) Liminatus Merger Sub will merge with and into Liminatus (the “Liminatus Merger”), with Liminatus surviving the Liminatus Merger as a direct wholly-owned subsidiary of the Company, and (b) simultaneously with the Liminatus Merger, SPAC Merger Sub will merge with and into Iris (the “SPAC Merger” and, together with the Liminatus Merger, the “Mergers”), with Iris surviving the SPAC Merger as a direct wholly-owned subsidiary of the Company (the transactions contemplated by the foregoing clauses (a) and (b) the “Business Combination”).

Pursuant to the Business Combination Agreement: (i) immediately prior to the effective time of the Mergers (the “Effective Time”), every issued and outstanding security issued by Iris during its initial public offering (each, an “Iris Unit”) was automatically separated and broken out into its constituent parts and the holder thereof was deemed to hold one share of Iris Class A Common Stock, par value $0.0001 per share (the “Iris Class A Shares”) and one-fourth of one whole redeemable warrant that was included as part of each Iris Unit (the “Public Warrants”), and such underlying constituent securities of Iris were converted in accordance with the applicable terms of the Business Combination Agreement, (ii) at the Effective Time, each issued and outstanding Iris Class A Share was converted automatically into and thereafter represent the right to receive one share of common stock, par value $0.0001 per share (“Common Stock”), of the Company, following which all Iris Class A Shares ceased to be outstanding and were automatically canceled and ceased to exist, (iii) at the Effective Time, each issued and outstanding Public Warrant immediately and automatically represented the right to purchase shares of Common Stock on the same terms and conditions as are set forth in the warrant agreement, (iv) at the Effective Time, each issued and outstanding non-redeemable warrant of Iris that was issued by Iris in a private placement at the time of the consummation of its initial public offering, entitling the holder thereof to purchase one Iris Class A Share at $11.50 per share, except those issued to Cantor Fitzgerald & Co. (“Cantor”), were forfeited, and (v)  the private placement warrants issued to Cantor immediately and automatically represented the right to purchase shares of Common Stock.

Pursuant to the Business Combination Agreement, on April 30, 2025, in sequential order: (a) Liminatus Merger Sub merged with and into Liminatus, with Liminatus continuing as the surviving company and a wholly owned subsidiary of the Company and (b) simultaneously with the Liminatus Merger, SPAC Merger Sub merged with and into Iris, with Iris surviving the SPAC Merger as a direct wholly-owned subsidiary of the Company.

Liquidity, Capital Resources and Going Concern

As discussed above, the Company currently has no substantive operations, and the purpose of the Company is to facilitate the Business Combination. Management has determined that if the Company is unable to complete the Business Combination, then the Company will cease all operations except for the purpose of liquidating. The date for mandatory liquidation and subsequent dissolution of Iris of June 30, 2025 raises substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities as reported within these consolidated financial statements.